NATURE OF OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	May 01, 2012	Jul. 31, 2014	Jul. 25, 2014	Sep. 23, 2013	Sep. 15, 2013	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015	May 15, 2012
Shares issued						591,042,000	591,042,000	591,042,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 10
Stock Issued During Period, Shares, Acquisitions				250,000,000
Percentage of Common Stock Issued and Outstanding						51.40%	51.40%
Mr. Zhou Jian [Member]
Equity Method Investment Ownership Percentage			97.00%
Stock Issued During Period, Shares, Acquisitions			264,850,740
Mr. Zhou Deng Rong [Member]
Equity Method Investment Ownership Percentage			3.00%
Stock Issued During Period, Shares, Acquisitions			8,191,260
Lucksky Hong Kong Shares Limited [Member]
Stock Issued During Period, Shares, Acquisitions					250,000,000
Percentage of Common Stock Issued and Outstanding		100.00%
Luck Sky International Investment Holding Limited [Member]
Ownership Percentage									90.00%
Shares issued									7,200,000
Shares Purchased Value									$ 235,000